[Quarles & Brady LLP Letterhead]

                                                                February 1, 2002

VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549

     Re: The Avalon Fund of Maryland, Inc. (the "Registrant") 1933 Act No. 333-52243; 1940 Act File No. 811-08773

          Rule 497(j) Certification with Respect to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A

Ladies and Gentlemen:

     On behalf of the Registrant named above, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) with respect to Post-Effective Amendment No. 4 (the "Amendment") to the Registrant's Registration Statement on Form N-1A would not have differed from the Prospectus and Statement of Additional Information included as parts of said Amendment. The Amendment was filed on January 28, 2002, and automatically became effective on February 1, 2002 pursuant to Rule 485(b).

     Please direct any comments or comments concerning this certification to the undersigned at (414) 277-5309.

                                        Very truly yours,

                                        Quarles & Brady LLP


                                        /s/ Fredrick G. Lautz

                                        Fredrick G. Lautz
291:ba/pch
130865.40000

cc (w/enc): Mr. John H. Gakenheimer